Related Party Transactions (Details)					12 Months Ended
	Jan. 15, 2021 USD ($)	Dec. 02, 2020 USD ($)	Nov. 20, 2020 USD ($)	Sep. 18, 2020 USD ($) business $ / shares shares	Dec. 26, 2020 USD ($)	Aug. 23, 2020	Jan. 31, 2021 USD ($)	Jan. 11, 2021 USD ($)	Oct. 23, 2020 shares	Jun. 30, 2020 USD ($)	May 01, 2020 USD ($)	Feb. 14, 2020 USD ($)	Feb. 07, 2020 USD ($) shares	Jan. 06, 2020 USD ($) shares	Dec. 28, 2019 USD ($)	Dec. 16, 2019 USD ($)	Dec. 06, 2019 USD ($) shares	Oct. 23, 2019 USD ($)	Sep. 30, 2019 shares	Aug. 07, 2019 USD ($) $ / shares	Jul. 10, 2019 USD ($) shares
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																					60.00%
Related Party Transactions, Percent of Net Revenue Provided by Related Party						50.00%
Consulting, Advisory Services Fee												$ 5,000,000.0
Tax Receivable Agreement, Percentage of Tax Benefit					40.00%
Tax Receivable Agreement, Payment to Non-controlling Holders					$ 16,800,000
Repayment of Notes Receivable from Related Parties					11,000,000.0
Debt Instrument, Commitment Fee, Rate												6.00%
Commitments, Fair Value Disclosure												$ 36,000,000.0
Other Commitment											$ 100,000,000.0
Consulting, Underwriting Service Fee				$ 900,000						$ 5,400,000
Accounts Payable, Underwriters, Promoters, and Employees				$ 300,000
Equity, Amount used for acquisition																				$ 70,000,000.0
Common Stock, Equity Commitment, Agreed Purchase Amount																				$ 70,000,000.0
Common stock					$ 401,000										$ 183,000
Buddy's [Member]
Related Party Transaction [Line Items]
Number Of Businesses Disposed Of | business				47
Revenue from Related Parties				$ 35,000,000.0
Ownership Percentage [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					32.50%
Vintage RTO, L.P. ownership [Member]
Related Party Transaction [Line Items]
aggregate voting power					19.00%
Payment to Noncontrolling Holders [Member]
Related Party Transaction [Line Items]
Tax Receivable Agreement, Percentage of Tax Benefit					40.00%
Former Director | Buddy's [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Equity Interest Received, Amount Per Share | $ / shares				$ 5
Related Party Transaction, Equity Interest Received | shares				1,500,000
Notes Receivable, Related Parties				$ 22,000,000.0
American Freight
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity												675,000,000.0
Closing Subscription Agreement [Member]
Related Party Transaction [Line Items]
Common Stock, Shares Subscribed but Unissued | shares																					2,083,333.33
Common Stock, Value, Subscriptions																					$ 25,000,000.0
Ownership Interest					11.30%
Underwriting of Preferred Stock [Member]
Related Party Transaction [Line Items]
Consulting, Underwriting Service Fee										$ 5,400,000
Buddy's Partners Asset Acquisition [Member]
Related Party Transaction [Line Items]
Business Acquisition, Number Of Common Stock Shares Acquired | shares																			1,350,000
Acquisition, Shares, Preferred Stock Issued | shares																			270,000
Vitamin Shoppe Acquisition And Related Transactions [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																				15.00%
Business Acquisition, Share Price | $ / shares																				$ 12.00
Common stock, shares issued (in shares) | shares																	937,500
Common stock																	$ 11,300,000
Vitamin Shoppe Acquisition And Related Transactions [Member] | Investor
Related Party Transaction [Line Items]
Common stock, shares issued (in shares) | shares																	1,501,248
Common stock																	$ 19,900,000
Subscription Agreement
Related Party Transaction [Line Items]
Common Stock, Shares Subscribed but Unissued | shares									2,333,333.33					2,354,000			937,500
Common Stock, Value, Subscriptions														$ 28,200,000			$ 11,300,000	$ 28,000,000.0
Revolution Financial Tax Program Agreement
Related Party Transaction [Line Items]
Related Party Transaction, Term			1 year
Due To Related Parties, Amount Per Location			$ 5,000.00
Revolution Financial Tax Program Agreement | Liberty Tax [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Percentage Of Gross Receipts			60.00%
Revolution Financial Tax Program Agreement | Franchise Group, Inc
Related Party Transaction [Line Items]
Due To Related Parties, Percentage Of Marketing Material Costs			60.00%
Revolution Financial Tax Program Agreement | Revolution
Related Party Transaction [Line Items]
Due To Related Parties, Percentage Of Marketing Material Costs			40.00%
Revolution Financial Loan Program Agreement
Related Party Transaction [Line Items]
Related Party Transaction, Term		1 year
Due To Related Parties, Amount Per Location		$ 10,000
Due To Related Parties, Franchise Fee, Percentage Of Monthly Net Revenue		50.00%
Revolution Canada Loan Program Agreement | Forecast
Related Party Transaction [Line Items]
Due to Related Parties							$ 200,000
Due To Related Parties, Servicing Fee Calculation, Amount Subtracted From Aggregate Interest And Origination Fees							200,000
Due To Related Parties, Servicing Fee Calculation, Amount Paid If Difference Is Negative							200,000
Revolution Canada Loan Program Agreement | Revolution | Forecast
Related Party Transaction [Line Items]
Related Party Transaction, Maximum Loan Amount							$ 20,000,000.0
Fee Letter With B. Riley | Former Director | Subsequent Event
Related Party Transaction [Line Items]
Due to Related Parties								$ 250,000
January 2021 Underwritten Offering Of Preferred Stock | Former Director | Subsequent Event
Related Party Transaction [Line Items]
Due to Related Parties	$ 3,000,000.0
Related Party Transaction, Expenses from Transactions with Related Party	$ 300,000
Tender Offer [Member]
Related Party Transaction [Line Items]
Common Stock, Shares Subscribed but Unissued | shares													669,678
Offer Value [Member]
Related Party Transaction [Line Items]
Common Stock, Value, Subscriptions													$ 11,400,000
Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity												575,000,000.0				$ 100,000,000.0
Administrative Agent [Member] | Line of Credit [Member] | Vitamin Shoppe Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity												$ 100,000,000.0